RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2020
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
 RELATED PARTY TRANSACTIONS
In the normal course of operations, the partnership entered into the transactions below with related parties on exchange value. These transactions have been measured at fair value and are recognized in the unaudited interim condensed consolidated financial statements.

(a)	Transactions with the parent company
As at June 30, 2020, $nil (December 31, 2019: $nil) was drawn on the credit facilities under the Brookfield Credit Agreements. The partnership has in place a Deposit Agreement with Brookfield whereby it may place funds on deposit with Brookfield and whereby Brookfield may place funds on deposit with the partnership. Any deposit balance is due on demand and earns an agreed upon rate of interest based on market terms. As at June 30, 2020, the amount of the deposit from Brookfield was $155 million (December 31, 2019: $4 million on deposit with Brookfield). For the three and six months ended June 30, 2020, the partnership paid interest expense of $1 million and $1 million (June 30, 2019: the partnership earned interest income of $1 million and $4 million) on these deposits.
The partnership pays Brookfield a quarterly base management fee. For purposes of calculating the base management fee, the total capitalization of Brookfield Business Partners L.P. is equal to the quarterly volume-weighted average trading price of a unit on the principal stock exchange for the partnership units (based on trading volumes) multiplied by the number of units outstanding at the end of the quarter (assuming full conversion of the redemption-exchange units into units of Brookfield Business Partners L.P.), plus the value of securities of the other service recipients that are not held by the partnership, plus all outstanding third party debt with recourse to a service recipient, less all cash held by such entities. The base management fee for the three and six months ended June 30, 2020 was $16 million and $32 million (June 30, 2019: $12 million and $24 million).
In its capacity as the holder of the special limited partnership units (“Special LP units”) of Holding LP, Brookfield is entitled to incentive distribution rights. The incentive distribution for the three and six months ended June 30, 2020 was $nil and $nil (June 30, 2019: $nil and $nil).
In addition, at the time of spin-off, the partnership entered into indemnity agreements with Brookfield related to certain contracts that were in place prior to the spin-off. Under these indemnity agreements, Brookfield has agreed to indemnify the partnership for the receipt of payments relating to such contracts.
On February 5, 2020, the partnership entered into a voting agreement with a Brookfield subsidiary who had the power to direct the relevant activities of Cardone. The partnership consolidated Cardone commencing February 5, 2020. This transaction was accounted for as a common control transaction where the partnership recognized Cardone’s assets and liabilities at their carrying values. The assets, liabilities, and deficit in shareholder’s equity recognized on February 5, 2020 were $609 million, $957 million, and $348 million, respectively. The liabilities included $224 million of loans between Cardone and the partnership which eliminated upon consolidation. The partnership did not pay any consideration nor incur any expenses related to this transaction.

(b)	Subsidiary recapitalization
On May 13, 2020, as part of a debt restructuring agreement, former debtholders of Cardone agreed to participate in an equity rights offering, in exchange for extinguishment of their existing debt to Cardone. As part of this debt restructuring agreement Cardone received capital commitments of up to $180 million from some of its former debtholders. To date, the partnership has funded a portion of the $95 million it expects to contribute upon completion of the restructuring, subject to certain covenants and liquidity requirements. As a result of the recapitalization transaction, the partnership recorded a net gain of $244 million within other income (expense) in the consolidated statements of operating results.

(c)	Other
The following table summarizes other transactions the partnership has entered into with related parties:

	Three Months Ended		Six Months Ended
(US$ MILLIONS)	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Transactions during the period
Business services revenues (1)	$144	$103	$264	$194
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(1)	Within our business services segment, the partnership provides construction services to affiliates of Brookfield.

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Balances at end of period
Financial assets	$—	$174
Accounts and other receivable, net	$82	$36
Accounts payable and other	$416	$210